SCHEDULE OF EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Ending balance	$ 39,211	$ 39,110
Post Creek Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Ending balance	1,873	1,848
Halcyon Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Ending balance	522	500
Quetico Claims [Member] | CANADA
IfrsStatementLineItems [Line Items]
Ending balance		196
Quetico Claims [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Ending balance	129
Lingman Lake [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Ending balance		27
Maniitsoq Property [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Ending balance	36,687	36,539
Exploration and Evaluation Assets Arising from Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	615	648
Acquisition costs – cash	9	9
Impairment
Drilling
Geophysics
Property maintenance
Infrastructure
Ending balance	624	657
Exploration and Evaluation Assets Arising from Acquisition [Member] | Post Creek Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	318	308
Acquisition costs – cash	5	5
Impairment
Administration
Drilling
Geology
Geophysics
Property maintenance
Infrastructure
Evaluation assets, gross
Ending balance	323	313
Exploration and Evaluation Assets Arising from Acquisition [Member] | Halcyon Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	246	238
Acquisition costs – cash	4	4
Impairment
Administration
Drilling
Geology
Property maintenance
Infrastructure
Ending balance	250	242
Exploration and Evaluation Assets Arising from Acquisition [Member] | Quetico Claims [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020		42
Acquisition costs – cash
Ending balance		42
Exploration and Evaluation Assets Arising from Acquisition [Member] | Quetico Claims [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	5
Acquisition costs – cash
Impairment
Administration
Drilling
Geology
Geophysics
Property maintenance
Infrastructure
Evaluation assets, gross
Ending balance	5
Exploration and Evaluation Assets Arising from Acquisition [Member] | Lingman Lake [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020		14
Acquisition costs – cash
Impairment
Administration
Drilling
Geology
Geophysics
Property maintenance
Infrastructure
Evaluation assets, gross
Ending balance		14
Exploration and Evaluation Assets Arising from Acquisition [Member] | Maniitsoq Property [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	46	46
Acquisition costs – cash
Impairment
Drilling
Geology
Geophysics
Property maintenance
Infrastructure
Ending balance	46	46
Exploration and Evaluation Assets Arising from Exploration [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	38,484	38,455
Impairment
Administration	10	7
Camp operations		(95)
Drilling		21
Geology	57	44
Geophysics	1	1
Property maintenance	35	20
Infrastructure
Evaluation assets, gross	103	(2)
Ending balance	38,587	38,453
Exploration and Evaluation Assets Arising from Exploration [Member] | Post Creek Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	1,542	1,529
Impairment
Administration
Camp operations
Drilling
Geology	8	5
Geophysics
Property maintenance		1
Infrastructure
Evaluation assets, gross	8	6
Ending balance	1,550	1,535
Exploration and Evaluation Assets Arising from Exploration [Member] | Halcyon Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	265	252
Impairment
Administration
Camp operations
Drilling
Geology	7	5
Geophysics
Property maintenance		1
Infrastructure
Evaluation assets, gross	7	6
Ending balance	272	258
Exploration and Evaluation Assets Arising from Exploration [Member] | Quetico Claims [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020		142
Administration
Camp operations
Drilling
Geology		10
Geophysics		1
Property maintenance		1
Evaluation assets, gross		12
Ending balance		154
Exploration and Evaluation Assets Arising from Exploration [Member] | Quetico Claims [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	119
Impairment
Administration
Camp operations
Drilling
Geology	2
Geophysics
Property maintenance	3
Infrastructure
Evaluation assets, gross	5
Ending balance	124
Exploration and Evaluation Assets Arising from Exploration [Member] | Lingman Lake [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020		13
Impairment
Administration
Camp operations
Drilling
Geology
Geophysics
Property maintenance
Infrastructure
Evaluation assets, gross
Ending balance		13
Exploration and Evaluation Assets Arising from Exploration [Member] | Maniitsoq Property [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	36,558	36,519
Impairment
Administration	10	7
Camp operations		(95)
Drilling		21
Geology	40	24
Geophysics	1
Property maintenance	32	17
Infrastructure
Evaluation assets, gross	83	(26)
Ending balance	$ 36,641	$ 36,493